Income taxes - Summary of Reconciliation of Income Tax Benefit And The Accounting Loss (Detail) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before income tax	€ (21,803,695)	€ (9,879,966)	€ (44,373,987)	€ (25,868,281)
Income tax against statutory rate in The Netherlands (25.8%)	5,625,353	2,549,031	11,448,489	6,674,016
Effect of tax rates in other countries	(3,135,934)	(3,211,414)	(6,380,538)	(6,017,458)
Current period losses for which no deferred tax asset has been recognized	(2,473,007)	(1,994,025)	(4,989,138)	(3,246,315)
Non-deductible expenses	(110,591)	(84,694)	(233,648)	(190,060)
Total tax charge	€ (94,178)	€ (2,741,102)	€ (154,835)	€ (2,779,817)